Convertible Notes Payable (Schedule of convertible promissory notes) (Details) (USD $)	1 Months Ended				9 Months Ended		12 Months Ended	24 Months Ended
	Jan. 31, 2014	Nov. 30, 2013	Oct. 31, 2013	Mar. 31, 2013	Apr. 30, 2014	Apr. 30, 2013	Jul. 31, 2013	Jul. 31, 2013
Debt Instrument [Line Items]
Maturity date				Mar. 31, 2015
Convertible note payable				$ 167,075	$ 717,904
Conversion Rate per Share				$ 0.02
Beneficial Conversion Feature	117,719	83,265	516,920		717,904	167,075	167,075	167,075
October 31, 2013 [Member]
Debt Instrument [Line Items]
Maturity date					Oct. 31, 2015
Convertible note payable					516,920
Conversion Rate per Share					$ 0.02
Beneficial Conversion Feature					516,920
November 30, 2013 [Member]
Debt Instrument [Line Items]
Maturity date					Nov. 30, 2015
Convertible note payable					83,265
Conversion Rate per Share					$ 0.01
Beneficial Conversion Feature					83,265
January 31, 2014 [Member]
Debt Instrument [Line Items]
Maturity date					Jan. 31, 2016
Convertible note payable					117,719
Conversion Rate per Share					$ 0.01
Beneficial Conversion Feature					$ 117,719